Net Income Per Common Share (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Computation of Basic and Diluted Net Income (Loss) Per Common Share
The following table sets forth the computation of basic and diluted net (loss) income per common share:

	Nine months ended December 31, 2024	Year ended March 31, 2024
(in millions)
Net (loss) income attributable to ordinary shareholders	$(167.0)	$105.2

Gain on change in fair value of warrants (i)	-	(12.1)

Net (loss) income attributable to ordinary shareholders (diluted)	$(167.0)	$93.1

(in millions)
Weighted average common shares outstanding (ii)	108.5	108.4

Dilutive effect of warrants, restricted share units and performance share units (i) (ii)	-	24.6

Dilutive weighted average common shares outstanding	108.5	133.0

Net (loss) income per common share:

Basic	$(1.54)	$0.97

Diluted	$(1.54)	$0.70

(i)
As at December 31, 2024, 24,178,999 warrants remain outstanding. For the purposes of determining diluted net (loss) income per common share, net income was not adjusted as the warrants were determined to be anti-dilutive. For the purposes of determining diluted net (loss) income per common share, net (loss) income for the year ended March 31, 2024 was adjusted for the change in the fair value of the warrants in the amount of $12.1 million (US $9.2 million) as the warrants were determined to be dilutive.

(ii)
On March 31, 2023 the Board of Directors granted 457,935 and 404,211 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2024 (“FY2024 Plan”). For the purposes of determining diluted net (loss) income per share, the restricted share units and performance share units are considered contingently issuable potential ordinary shares. The treasury stock method is applied based on the number of units that vest based on achievement of various financial and nonfinancial targets. Based on the achievement of such targets and cancellation
of awards, the restricted share units and performance share units included in diluted net (loss) income per share for the nine month period ended December 31, 2024 is 399,812 common shares. Based on the achievement of such targets and cancellation
of awards, the restricted share units and performance share units included in diluted net (loss) income per share for the year ended March 31, 2024 is 376,268 common shares. See Note 37.